Concentration And Risks - Schedules of Net Revenues From Customers (Details) - Customer Concentration Risk [Member] - Revenue [Member]	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025
Customer A [Member]
Concentration Risk [Line Items]
Percentage of revenue contributed		[1]	14.52%
Customer B [Member]
Concentration Risk [Line Items]
Percentage of revenue contributed	51.61%			[1]
Customer C [Member]
Concentration Risk [Line Items]
Percentage of revenue contributed	10.44%		10.81%

[1]	Less than 10%